Policyholder liabilities and unallocated surplus	6 Months Ended
Jun. 30, 2022
Policyholder liabilities and unallocated surplus
Policyholder liabilities and unallocated surplus

C3      Policyholder liabilities and unallocated surplus

C3.1    Policyholder liabilities and unallocated surplus by business type

(a)	Movement in policyholder liabilities and unallocated surplus of with-profits funds

The items below represent the amount attributable to changes in policyholder liabilities and unallocated surplus of with-profits funds as a result of each of the components listed for the insurance operations of the Group. The policyholder liabilities shown include investment contracts without discretionary participation features (as defined in IFRS 4) and their full movement in the period. The items are shown gross of external reinsurance.

	Half year 2022 $m
	With-	Shareholder-backed business		Total
	profits	Unit-linked	Other
	business	liabilities	business
At beginning of period	94,002	34,756	48,496	177,254
Comprising:
Policyholder liabilities on the balance sheet	88,618	25,651	37,646	151,915
Unallocated surplus of with-profits funds on the balance sheetnote (i)	5,384	—	—	5,384
Group's share of policyholder liabilities relating to joint ventures and associatesnote (ii)	—	9,105	10,850	19,955
Premiums:note (iii)
New business	1,456	1,231	1,607	4,294
In-force	2,867	1,219	2,694	6,780
	4,323	2,450	4,301	11,074
Surrendersnotes (iii)(iv)	(558)	(1,426)	(293)	(2,277)
Maturities/deaths/other claim events	(993)	(127)	(842)	(1,962)
Net flows	2,772	897	3,166	6,835
Shareholders' transfers post tax	(74)	—	—	(74)
Investment-related items and other movementsnote (v)	(16,422)	(2,396)	(12,391)	(31,209)
Foreign exchange translation differencesnote (vi)	(1,297)	(1,522)	(1,563)	(4,382)
At end of period	78,981	31,735	37,708	148,424
Comprising:
Policyholder liabilities on the balance sheet	74,413	23,037	26,079	123,529
Unallocated surplus of with-profits funds on the balance sheetnote (i)	4,568	—	—	4,568
Group's share of policyholder liabilities relating to joint ventures and associatesnote (ii)	—	8,698	11,629	20,327

	Half year 2021 $m
	With-	Shareholder-backed business		Total
	profits	Unit-linked	Other	Asia and
Continuing operations:	business	liabilities	business	Africa
At beginning of period	86,410	32,506	46,639	165,555
Comprising:
Policyholder liabilities on the balance sheet	81,193	25,433	38,107	144,733
Unallocated surplus of with-profits funds on the balance sheetnote (i)	5,217	—	—	5,217
Group's share of policyholder liabilities relating to joint ventures and associatesnote (ii)	—	7,073	8,532	15,605
Premiums:note (iii)
New business	900	1,237	942	3,079
In-force	3,617	1,211	2,469	7,297
	4,517	2,448	3,411	10,376
Surrendersnotes (iii)(iv)	(393)	(1,724)	(410)	(2,527)
Maturities/deaths/other claim events	(852)	(101)	(505)	(1,458)
Net flows	3,272	623	2,496	6,391
Shareholders' transfers post-tax	(62)	—	—	(62)
Investment-related items and other movementsnote (v)	201	997	(2,994)	(1,796)
Foreign exchange translation differencesnote (vi)	(578)	(532)	(230)	(1,340)
At end of period	89,243	33,594	45,911	168,748
Comprising:
Policyholder liabilities on the balance sheet	82,970	25,615	36,224	144,809
Unallocated surplus of with-profits funds on the balance sheetnote (i)	6,273	—	—	6,273
Group's share of policyholder liabilities relating to joint ventures and associatesnote (ii)	—	7,979	9,687	17,666
Average policyholder liability balancesnote (vii)
Half year 2022	81,516	33,245	43,102	157,863
Half year 2021	82,082	33,050	46,275	161,407

Notes

(i)	Unallocated surplus of with-profits funds represents the excess of assets over policyholder liabilities, determined in accordance with the Group's accounting policies, that have yet to be appropriated between policyholders and shareholders for the Group's with-profits funds in Hong Kong and Malaysia. In Hong Kong, the unallocated surplus includes the shareholders' share of expected future bonuses, with the expected policyholder share being included in policyholder liabilities. Any excess of assets over liabilities and amounts expected to be paid out by the fund on future bonuses is also included in the unallocated surplus.
(ii)	The Group's investments in joint ventures and associates are accounted for on an equity method and the Group's share of the policyholder liabilities as shown above relate to the life business of CPL, India and the Takaful business in Malaysia.
(iii)	The analysis includes the impact of premiums, claims and investment movements on policyholders' liabilities. The impact does not represent premiums, claims and investment movements as reported in the income statement. For example, premiums shown above are after any deductions for fees/charges; claims (surrenders, maturities, deaths and other claim events) shown above represent the policyholder liabilities provision released rather than the claims amount paid to the policyholder. The analysis also includes net flows of the Group's insurance joint ventures and associate.
(iv)	The rate of surrenders for shareholder-backed business (expressed as a percentage of opening policyholder liabilities) was 2.1 per cent in half year 2022 (half year 2021: 2.7 per cent).
(v)	Investment-related items and other movements in the first half of 2022 primarily represents the effects of higher interest rates on the discount rates applied in the measurement of the policyholder liabilities, together with bond losses due to rising interest rates and lower level of investment returns from equities following the falls in equity markets. Other business also includes the effect of the early adoption of the Risk-based Capital Regime in Hong Kong as discussed in note C3.2 below.
(vi)	Movements in the period have been translated at the average exchange rates for the period ended 30 June 2022 and 2021. The closing balance has been translated at the closing spot rates as at 30 June 2022 and 2021. Differences upon retranslation are included in foreign exchange translation differences.
(vii)	Average policyholder liabilities have been based on opening and closing balances, adjusted for any acquisitions, disposals and other corporate transactions arising in the period, and exclude unallocated surplus of with-profits funds.

C3.2Reconciliation of gross and reinsurers' share of policyholder liabilities and unallocated surplus

Further analysis of the movement in the period of the Group's gross contract liabilities, reinsurers' share of insurance contract liabilities and unallocated surplus of with-profits funds (excluding those held by joint ventures and associates) is provided below:

	Half year 2022 $m
		Reinsurers' share	Unallocated
	Contract	of insurance	surplus of
	liabilities	contract liabilities	with-profits funds
At beginning of period	151,915	(9,753)	5,384
(Income) expense included in the income statementnote (i)	(25,193)	6,942	(779)
Other movementsnote (ii)	69	—	—
Foreign exchange translation differences	(3,262)	61	(37)
At end of period	123,529	(2,750)	4,568

	Half year 2021 $m
		Reinsurers' share	Unallocated
	Contract	of insurance	surplus of
	liabilities	contract liabilities	with-profits funds
At beginning of period	441,246	(46,595)	5,217
Reclassification of US operations as held for distribution	(296,513)	35,232	—
Expense included in the income statementnote (i)	1,354	1,450	1,070
Other movementsnote (ii)	25	—	—
Foreign exchange translation differences	(1,303)	22	(14)
At end of period	144,809	(9,891)	6,273

Notes

(i)	The total charge for benefit and claims in half year 2022 shown in the income statement comprises the amounts shown as '(Income) expense included in the income statement' in the table above together with claims paid of $(4,406) million in the period (half year 2021: $(4,143) million) and claim amounts attributable to reinsurers of $202 million (half year 2021: $269 million).
(ii)	Other movements include premiums received and claims paid on investment contracts without discretionary participating features, which are taken directly to the statement of financial position in accordance with IAS 39.

The segmental analysis of the total charge for benefit and claims and movement in unallocated surplus, net of reinsurance in the income statement is shown below. The CPL segment is a joint venture accounted for using the equity method under IFRS, with the Group's share of its results net of related tax presented in a single line within the Group's profit before tax, and therefore not shown in the analysis of benefit and claims items below.

	Half year 2022 $m
					Growth
	Hong				markets and	Total
	Kong	Indonesia	Malaysia	Singapore	other	segment
Claims incurred, net of reinsurance	(894)	(609)	(533)	(1,345)	(887)	(4,268)
Decrease in policyholder liabilities, net of reinsurance	13,090	187	157	2,865	2,016	18,315
Movement in unallocated surplus of with-profits funds	660	—	119	—	—	779
Benefits and claims and movement in unallocated surplus, net of reinsurance	12,856	(422)	(257)	1,520	1,129	14,826

	Half year 2021 $m
					Growth
	Hong				markets and	Total
	Kong	Indonesia	Malaysia	Singapore	other	segment
Claims incurred, net of reinsurance	(818)	(602)	(482)	(1,346)	(755)	(4,003)
(Increase) decrease in policyholder liabilities, net of reinsurance	(369)	266	(68)	(2,197)	(307)	(2,675)
Movement in unallocated surplus of with-profits funds	(1,121)	—	51	—	—	(1,070)
Benefits and claims and movement in unallocated surplus, net of reinsurance	(2,308)	(336)	(499)	(3,543)	(1,062)	(7,748)

Hong Kong Risk-based Capital Regime

In April 2022, the Group's Hong Kong life business (PHKL) received approval from the Hong Kong Insurance Authority to early adopt the Hong Kong Risk-based Capital (HK RBC) regime with effect from 1 January 2022. In light of this development and given that the measurement technique set out within the local regulatory basis has been applied by PHKL to calculate IFRS liabilities, the Group has refined the reserving methodology of PHKL by reference to the method applied under the new HK RBC regime. Under the basis previously applied, liabilities of non-participating business were generally determined on a net premium valuation basis to determine the future policyholder benefit provisions, subject to minimum floors. Using the principles underpinning the HK RBC regime, the IFRS reserving basis has been refined at 30 June 2022 to one that is based on a gross premium valuation basis (including an allowance for the uncertainty of non-hedgeable risks), subject to minimum floors. Depending on the product, the minimum floor is set at the policyholder’s asset share or guaranteed cash surrender value or at a constraint that on day one no negative reserve exists at a product level. This new measurement technique better estimates the liability and brings the estimation basis for PHKL more in line with that used by the Group's other insurance operations. This change of estimate has reduced policyholder liabilities (net of reinsurance) and increased profit before tax for the first half of 2022 by $945 million.

There has been no change to the reserving basis for with-profits liabilities, which under the Group's accounting policy are valued under the realistic basis in accordance with the requirements of the “grandfathered” UK standard FRS 27 'Life Assurance'.